CONSOLIDATED STATEMENTS OF CASH FLOWS - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A - CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME FOR THE YEAR	$ 599,693	$ 575,249	$ 478,432
Adjustments for non-cash items included in net income	(1,249,728)	(1,198,330)	(1,082,975)
Depreciation and amortization	79,280	77,823	65,359
Impairment of property, plant, and equipment	39	5,644	234
Provision for loan losses	405,889	385,782	420,381
Mark to market of trading investments	1,438	1,438	(2,682)
Income from investments in associates and other companies	(5,095)	(3,962)	(3,012)
Net gain on sale of assets received in lieu of payment	(7,106)	(3,330)	(1,663)
Provision on assets received in lieu of payment	816	3,912	9,246
Net gain on sale of property, plant and equipment	(2,490)	(23,229)	(2,017)
Net interest income	(1,414,368)	(1,326,691)	(1,281,366)
Net fee and commission income	(290,885)	(279,063)	(254,424)
Other non-cash items	(8,271)	(29,903)	4,238
Changes in deferred taxes	(25,517)	(6,751)	(37,269)
Increase/decrease in operating assets and liabilities	1,672,577	206,724	1,340,696
(Increase) of loans and accounts receivables from customers, net	(2,703,700)	(629,605)	(1,643,744)
Decrease (increase) of financial investments	588,918	725,611	(1,417,211)
Decrease (increase) due to resale agreements (assets)		6,736	(4,273)
Decrease (increase) of interbank loans	147,534	110,036	(261,744)
Decrease of assets received or awarded in lieu of payment	722	4,125	18,238
Increase of debits in customers checking accounts	521,476	127,968	268,695
(Decrease) increase of time deposits and other time liabilities	1,153,874	(1,237,764)	968,942
Increase (decrease) of obligations with domestic banks	(480)	(364,956)	365,436
Increase (decrease) of other demand liabilities or time obligations	451,775	100,883	(85,502)
Increase of obligations with foreign banks	90,754	146,947	243,355
(Decrease) increase of obligations with Central Bank of Chile	(5)	(2)	3
(Decrease) increase of obligations under repurchase agreements	(219,516)	55,624	68,748
Increase in other financial liabilities	(26,630)	2,014	19,489
(Decrease) increase of other assets and liabilities	(888,776)	(158,281)	259,899
Redemption of letters of credit	(8,989)	(11,772)	(16,606)
Senior bond issuances	1,156,057	911,581	3,537,855
Redemption of mortgage bonds and payments of interest	(5,911)	(5,736)	(5,492)
Redemption of senior bonds and payments of interest	(289,837)	(1,167,656)	(2,499,271)
Redemption of subordinated bonds and payments of interest		(14,899)	(12,128)
Interest received	2,244,317	2,058,446	2,137,044
Interest paid	(829,949)	(731,755)	(855,678)
Dividends received from investments in other companies	38	116	217
Fees and commissions received	484,463	455,558	431,184
Fees and commissions paid	(193,578)	(176,495)	(176,760)
Total cash flow (used in) provided by operating activities	1,022,522	(416,357)	736,153
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(68,329)	(58,771)	(62,355)
Sales of property, plant, and equipment	6,297	17,939	560
Purchases of investments in associates and other companies		(3)	(1,123)
Purchases of intangible assets	(29,563)	(32,624)	(27,281)
Total cash flow .used in investment activities	(91,565)	(73,459)	(90,199)
C - CASH FLOW FROM FINANCING ACTIVITIES:
From shareholders' financing activities	(423,611)	(330,645)	(336,659)
Dividends paid	(423,611)	(330,645)	(336,659)
Total cash flow used in financing activities	(423,611)	(330,645)	(336,659)
D - NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	507,316	(820,460)	309,295
E - EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	114,498	(31,398)	(150,266)
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	1,634,341	2,486,199	2,327,170
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,256,155	1,634,341	2,486,199
Provision for loan losses for cash flow purposes	405,889	385,782	420,381
Recovery of loans previously charged off	(88,481)	(83,527)	(78,298)
Provision for loan losses - net	$ 317,408	$ 302,255	$ 342,083